Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not coordinate the timing of equity awards with the release of material non-public information. Annual equity awards are granted on March 16 of each year.
Award Timing Method	The Company does not coordinate the timing of equity awards with the release of material non-public information. Annual equity awards are granted on March 16 of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not coordinate the timing of equity awards with the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false